Castle Focus Fund
Investment Objective
The Castle Focus Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Castle Focus Fund - USD ($)		Investor	Class C
Maximum Sales Charge (Load)		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	[1]	none	none
Exchange Fee		none	none
[1]	Shareholder purchases of Class C Shares made before November 1, 2016 may be subject to a contingent deferred sales charge for shares held less than a year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Castle Focus Fund		Investor	Class C
Management Fees		1.00%	1.00%
Distribution Fees/Service (12b-1) Fees		none	1.00%
Other Expenses		0.58%	0.58%
Acquired Fund Fees and Expenses		0.04%	0.04%
Total Annual Fund Operating Expenses		1.62%	2.62%
Fee Waiver	[1]	(0.24%)	(0.24%)
Total Annual Fund Operating Expenses After Waiver		1.38%	2.38%
[1]	Under the Services Agreement the Adviser receives an additional fee of 0.58% and is obligated to pay the operating expenses of the Fund excluding management fees, brokerage fees and commissions, 12b-1 fees, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses. Effective November 1, 2016 the Adviser has contractually agreed to waive Services Agreement fees by 0.24% of its average daily net assets through October 31, 2017. The Services Agreement fee waiver will automatically terminate on October 31, 2017 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver before October 31, 2017.

Expense Example

The following example is intended to help you compare the cost of investing in Investor Shares and C Shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Castle Focus Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor	140	488	859	1,902
Class C	341	792	1,369	2,936

You would pay the following fees and expenses if you did not redeem your Class C shares:
Expense Example, No Redemption	No Redemption - One Year	No Redemption - Three Years	No Redemption - Five Years	No Redemption - Ten Years
Castle Focus Fund | Class C | USD ($)	241	792	1,369	2,936

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37.88% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

Under normal market conditions, the Fund invests primarily in common stocks of domestic companies and American Depositary Receipts (ADRs) of foreign companies of any size without regard to market capitalization that the Sub-Adviser believes possess a strong competitive position in their peer group and have undervalued assets or growth potential that is not yet reflected in stock price. The Fund may also invest in exchange traded funds (ETFs). The Fund will normally hold a core position of between 15 and 30 common stocks.

The Sub-Adviser's investment selection process generally begins with data from the Value Line Index (an equal-weighted stock index containing approximately 1,700 companies). As part of its investment selection process, the Sub-Adviser may evaluate companies using a value-oriented analysis which examines, among other things, cash flow, price-to-earnings ratios and price-to-book ratios. The Sub-Adviser may also examine a company's financial statements and visit with various levels of a company's management as well as customers and (as relevant) competition. The Sub-Adviser may sell or reduce the Fund's position in a security if it believes there is a significant change in long-term financial prospects.

The Fund is a "non-diversified" fund, which means it can invest in fewer securities at any one time than a diversified fund. From time to time the Fund may invest a significant portion of its assets in a limited number of industry sectors, but will not concentrate in any particular industry. Also, the Fund may hold for extended periods of time all or a portion of its assets in cash or cash-equivalents like money market funds, certificates of deposit, short-term debt obligations, and repurchase agreements, either due to pending investments or when investment opportunities are limited.

The Principal Risks of Investing in the Fund

Risks in General. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund's investments. There is risk that these and other factors may adversely affect the Fund's performance. The loss of money is a risk of investing in the Fund.

Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Small and Medium Capitalization Companies. The Fund invests in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets, and may experience higher failure rates than do larger companies.

Foreign Risk. To the extent the Fund purchases ADRs, which will give the Fund exposure to foreign companies, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers, including adverse political, social and economic developments and differing auditing and legal standards.

Risks of Exchange Traded Funds. Investment in an exchange traded fund carries specific risk and market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline.

Risk of Non-Diversification. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified." Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Management Risks. The Fund's strategy may fail to produce the intended results.

Performance History

The bar chart shows performance of the Fund's Investor Class Shares for each full calendar year since the Fund's inception. The returns for Class C Share will differ from those of Investor Class Shares because the expenses of the classes differ. The performance table compares the performance of the Fund's Investor Class Shares and Class C Shares over time to the performance of a broad-based securities market index. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.castleim.com or by calling 1-877-743-7820.

Annual Total Returns as of 12/31 for Investor Class Shares

For the period January 1, 2016 through September 30, 2016, the total return for the Fund's Investor Class Shares was 10.97%.

Best Quarter (December 31, 2011) +7.86% Worst Quarter (September 30, 2011) -4.99%

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/15
Average Annual Total Returns - Castle Focus Fund	1 Year	5 Years	Since Inception	Inception Date
Investor	(2.56%)	6.01%	7.46%	Jul. 01, 2010
Investor | After Taxes on Distributions	(2.96%)	5.15%	6.67%	Jul. 01, 2010
Investor | After Taxes on Distributions and Sales	(1.34%)	4.56%	5.76%	Jul. 01, 2010
Class C	(3.52%)	4.93%	6.40%	Jul. 01, 2010
S&P 500 Index (does not reflect deductions for fees, expenses or taxes)	1.38%	12.57%	15.67%	Jul. 01, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown only for the Fund’s Investor Class Shares; after-tax returns for the Class C Shares will vary.